Financial Instruments (Details 1) - ILS (₪) ₪ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade payables	₪ 17,062	₪ 20,723
Other payables	1,203	1,076
Lease liabilities	9,977
Loans from others	342,791	288,611
Liability in respect of Government grants	23,739	26,288
Total	394,772	336,698
Less than one year [Member]
Trade payables	17,062	20,723
Other payables	1,203	1,076
Lease liabilities	1,238
Loans from others
Liability in respect of Government grants
Total	19,503	21,799
1 to 2 years [Member]
Trade payables
Other payables
Lease liabilities	1,153
Loans from others	4,180
Liability in respect of Government grants	4,189
Total	9,522
2 to 3 years [Member]
Trade payables
Other payables
Lease liabilities	1,128
Loans from others	8,361	4,655
Liability in respect of Government grants	8,377	4,636
Total	17,866	9,291
3 to 4 years [Member]
Trade payables
Other payables
Lease liabilities	1,128
Loans from others	89,956	9,310
Liability in respect of Government grants	11,173	9,269
Total	102,257	18,579
4 to 5 years [Member]
Trade payables
Other payables
Lease liabilities	1,174
Loans from others	32,204	100,169
Liability in respect of Government grants		12,383
Total	33,378	112,552
More than 5 Years [Member]
Trade payables
Other payables
Lease liabilities	4,156
Loans from others	208,090	174,477
Liability in respect of Government grants
Total	₪ 212,246	₪ 174,477